GCAT NQM DEPOSITOR III, LLC ABS-15G

Exhibit 99.17

Loan Level Exceptions

Run Date - XX/XX/XXXX

Recovco Loan ID	Alt ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Resolved Exceptions	Waived Exceptions
XXXXXXX	122120687	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The loan file is missing the complete fully executed Note.  There is the signed Default Interest Addendum (p.521) and Prepayment Penalty Addendum (p.522); however, the signed Note and signed Business Purposes Addendum are both missing.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Operating Agreement for XXX to verify the Guarantor is a member of the LLC and confirm ownership percentage.

*** (CURED) Rider to note is unsigned - EV R
															COMMENT: The loan file is missing the complete fully executed Note. There is the signed Default Interest Addendum (p.521) and Prepayment Penalty Addendum (p.522); however, the signed Note and signed Business Purposes Addendum are both missing.	*** (WAIVED) Mortgage history for primary residence less than 12 months - EV W COMMENT: The loan file does not contain a verification of primary housing expense payments for the Guarantor.
XXXXXXX	122184145	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	2	3	3	2	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The preliminary title (p.416) reflects the current owner as XXX; however, the borrower isXXX  as an individual.  The loan file does not have a deed transferring the title out of the LLC.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal reflects the subject as Owner and Tenant occupied (p.90); however the Operating Income Statement (p.101) reflects all three units currently rented.  Lender guidelines allow for Non-Owner Occupied only.

*** (CURED) Title issue - EV R
															COMMENT: The preliminary title (p.420) reflects seven liens (12a-12g) that required payment and release and the loan file contains only evidence of payment of 12g, the mortgage on the subject. Provide evidence all liens were paid or released.	*** (WAIVED) Mortgage history for primary residence less than 12 months - EV W COMMENT: The borrower does not have a primary housing history as the mortgage is in only her non-borrowing husbands name.
XXXXXXX	122105440	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	2	3	1	2	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file is missing evidence of the master insurance policy.

*** (CURED) Value used by lender not supported - EV R
COMMENT: Appraisal value of $XXX not supported by AVM value $XXX or BPO value $XXX. Lender used lower value to close loan $XXX	*** (WAIVED) Mortgage history for primary residence less than 12 months - EV W
																COMMENT: The borrower did not provide evidence of a housing payment. The file included an approved exception located on page 391
XXXXXXX	122157311	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	2	3	3	2	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The settlement statements in the loan file were not executed (Pg 163-168)

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The settlement statements in the loan file were not executed (Pg 163-168)	*** (WAIVED) Missing Documentation - EV W COMMENT: The W-8BEN forms in the file for both Guarantors were not executed (Pg 803-804).
XXXXXXX	122187886	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1	2	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT: The guidelines section 3.0 Expiration of Credit/Collateral Documents indicates the most recent statement for the account being verified is require. The file included two months of statements for XXX located on page 198 and 201, dated XX/XX/XXXX and XX/XX/XXXX, reflecting a final combined balance of $XXX. These funds were used for closing cost and reserves. The file did not include the XXXX and XXX statements. The loan closed XX/XX/XXXX.	*** (WAIVED) Missing Documentation - EV W
																COMMENT: The file included a contract extension located on page 331 reflecting a final closing date of XX/XX/XXXX. The loan closed XX/XX/XXXX. The file did not include an extension through the closing date.
XXXXXXX	122195280	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	2	1	1	2	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The guidelines section 3.0 Expiration of Credit/Collateral Documents indicates the most recent statement for the account being verified is require.  The file included two months of statements for XXX located on page 188 and 191, dated XX/XX/XXXX and XX/XX/XXXX, reflecting a final combined balance of $XXX.  These funds were used for closing cost and reserves.  The file did not include the XXXX and XXX statements.  The loan closed XX/XX/XXXX

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT: The guidelines section 5.6 For Sale by Owner, Arms-length transactions where there is no realtor commission being paid and no MLS listing require the following: Properties in foreclosure are not eligible. The payoff for the subject property located on page 490 reflects interest collected from XX/XX/XXXX through XX/XX/XXXX in the amount of $XXX. The file does not incude evidence to confirm foreclosure has not begun.	*** (WAIVED) Missing Documentation - EV W
																COMMENT: The file included a contract extension located on page 263 reflecting a final closing date of XX/XX/XXXX. The loan closed XX/XX/XXXX. The file did not include an extension through the closing date.
XXXXXXX	122135549	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	1	1		2	1					*** (WAIVED) Missing Documentation - EV W COMMENT: An executed W8 is needed in file per InvestorX Guidelines Sec 16.4. Please provide an executed W8 form in file
XXXXXXX	122113421	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	2	2	3	2	1	*** (WAIVED) Loan does not conform to program guidelines - EV W
																COMMENT: There is a loan exception request form in the file (Pg 152) due to <12 months housing history, the exception form with email approval
XXXXXXX	122141199	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1	2	1	*** (WAIVED) Loan does not conform to program guidelines - EV W
																COMMENT: The loan file is missing documentation that HomeXpress did not lend on more than 20% of the units, 72 units, in the project, per GL 14.6(c). Provide documentation that the HomeXpress loan count meets guidelines for review.
XXXXXXX	122105302	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	2	3	1	2	1	*** (CURED) Application Missing - EV R
COMMENT:   The final loan application is missing.

*** (CURED) Application Not Signed by All Borrowers - EV R
COMMENT:   The final loan application is missing.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   No issue

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing the executed personal guaranty.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final HUD is not signed by the borrower or stamped by the settlement agent.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The 1-4 Family Rider is unexecuted.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The mortgage is unexecuted.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   The mortgage Riders are unexecuted.

*** (CURED) Not all borrowers signed HUD - EV R
COMMENT:   The final HUD is not signed by the borrower or stamped by the settlement agent.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The note is unexecuted.

*** (CURED) Prepayment Rider Missing - EV R
COMMENT:   The prepayment Rider is unexecuted.

*** (CURED) Rider to note is unsigned - EV R
COMMENT: The Note Riders are unexecuted.	*** (WAIVED) Loan does not conform to program guidelines - EV W
																COMMENT: The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX, leaving $XXX in equity. The file included an exception request form; however, the form was not approved and executed.
XXXXXXX	122140629	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1	2	1	*** (CURED) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV R	*** (WAIVED) Loan does not conform to program guidelines - EV W
																COMMENT: The guidelines, section 16.3 Investor X, minimum equity requires a minimum of $XXX equity. The loan amount is $XXX the appraised value is $XXX , leaving $XXX in equity. The loan approval located on page 330 includes a condition: 9005 **Senior management approval required for exception allowing remaining equity less than $XXX** **Approved by XXXSee Notes.**
XXXXXXX	122132943	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1	2	1	*** (WAIVED) Foreclosure History does not meet guidelines - EV W
																COMMENT: InvestorX Guidelines section 16.3 require 48 months seasonsing for foreclosures. Exception Approval Documented by lender on the lates for the accounts #XXX #XXX #XXX
XXXXXXX	122121017	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	2	3	1		2	1					*** (WAIVED) DSCR Is Not Eligible - EV W COMMENT: Not Eligible-Investor X guidelines require a 1% DSCR with a LTV > than 75%. The loan closed with an 80% LTV and .96% DSCR.
XXXXXXX	122137162	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1	2	1	*** (WAIVED) Borrower(s) Months Reserves Requirement (Fail) - EV W
COMMENT:   The guidelines, section 16.3 Reserves, requires 6 months of reserves ($XXX) when the LTV is greater than 65%.  The subject loan closed with a 75% LTV.  The HUD confirmed the borrower received cash proceeds in the amount of $XXX. The file did not include bank statements to document the required reserves.  The borrower is short verified reserves in the amount of $XXX

*** (WAIVED) Borrower(s) Reserves Requirement (Fail) - EV W
																COMMENT: The guidelines, section 16.3 Reserves, requires 6 months of reserves ($XXX) when the LTV is greater than 65%. The subject loan closed with a 75% LTV. The HUD confirmed the borrower received cash proceeds in the amount of $XXX. The file did not include bank statements to document the required reserves. The borrower is short verified reserves in the amount of $XXX
XXXXXXX	122129397	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1	2	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The 1003 reflects the borrower is non-permanent resident. The loan was approved and underwritten under the Foreign National guidelines, final 1003 needs to be corrected or loan needs to be underwritten under the Non-Permanet Resident guidelines

*** (CURED) Borrower(s)  LTV Requirement (Fail) - EV R
COMMENT:   The guidelines 16.3 Foreign National indicates the max LTV is 70%.  Seasoning requirements for Refinance Transactions Rate & Term and Cash-out ≤ 80% ltv: Property purchased < 6 months, lesser of appraised value or purchase price plus documented improvements.  The borrower purchased the property XX/XX/XXXX for a purchase price of $XXX per the HUD, located on page 337.  ($XXX/$XXX=72.91%)

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The guidelines 16.3 Foreign National indicates the max LTV is 70%.  Seasoning requirements for Refinance Transactions Rate & Term and Cash-out ≤ 80% ltv: Property purchased < 6 months, lesser of appraised value or purchase price plus documented improvements.  The borrower purchased the property XX/XX/XXXX for a purchase price of $XXX per the HUD, located on page 337.  ($XXX/$XXX=72.91%)

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
COMMENT: The guidelines 16.3 Foreign National indicates the max LTV is 70%. Seasoning requirements for Refinance Transactions Rate & Term and Cash-out ≤ 80% ltv: Property purchased < 6 months, lesser of appraised value or purchase price plus documented improvements. The borrower purchased the property XX/XX/XXXX for a purchase price of $XXX per the HUD, located on page 337. ($XXX/$XXX=72.91%)	*** (WAIVED) Borrower(s) Months Reserves Requirement (Fail) - EV W
																COMMENT: The borrower is short $XXX in reserves InvestorX guidelines require 6 months PITI in the amount of $XXX. Bank Statements from XXX (9167) pg 182 reflect an amount of $XXX. The HUD on pg .321 reflects EMD of $XXX $XXX + $XXX = $XXXtotal in reserves, guidelines require reserves in the amount of $XXX. The borrower is short $XXX in reserves.
XXXXXXX	122139141	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1	2	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   The subject loan closed as a cash out refinance for a NPRA.  The max LTV/CLTV allowed per the Investor X guidelines is 70%.  The loan closed with a 75% LTV.

*** (WAIVED) Loan does not conform to program guidelines - EV W
COMMENT:   The guidelines section 16.3 Investor X NPRA requires copies of the borrower’s passport and unexpired visa must be obtained.  Acceptable alternative documentation to verify visa classification is an I-797 form (Notice of Action) with valid extension dates and an I-94 form (Arrival/Departure Record). The file included a copy of Form I-797C located on page 333 that did not confirm valid extension dates.  The file did not include a copy of the borrowers Visa and I-94 Form.  The file did include the EAD located on page 322; however, the card expired XX/XX/XXXX.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
																COMMENT: The subject loan closed as a cash out refinance for a NPRA. The max LTV/CLTV allowed per the Investor X guidelines is 70%. The loan closed with a 75% LTV.
XXXXXXX	122139890	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1	2	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
																COMMENT: The guidelines section 16.3 Investor X indicates the maximum allowed LTV/CLTV for a cash out refinance with a credit score of 720-739 is 75% plus up to 2% of financed points for a total of 77%. The subject loan was approved with a 77.47% LTV.
XXXXXXX	122140664	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1	2	1	*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The guidelines section 16.3 Investor X, Program LTV and Loan Amount by Transaction Type, cash out refinance indicates a maximum LTV/CLTV of 65% with a credit score of 640-659.  The borrowers qualifying score is 653.  The file included an exception request form located on page 118; however the form was not approved.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
COMMENT: The guidelines section 16.3 Investor X, Program LTV and Loan Amount by Transaction Type, cash out refinance indicates a maximum LTV/CLTV of 65% with a credit score of 640-659. The borrowers qualifying score is 653. The file included an exception request form located on page 118; however the form was not approved.	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
																COMMENT: The guidelines Investor X, Program LTV , cash out refinance indicates a maximum LTV/CLTV of 65% with a credit score of 640-659. The borrowers qualifying score is 653. The file included an exception request form
XXXXXXX	122145980	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1		2	1					*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W COMMENT: 75% LTV excceds the guideline maximum of 70% LTV for Foreign National.
XXXXXXX	122142832	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	2	3	3	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The mortgage payment history for the loan paid off by the subject transaction only reflected 4 months history (Pg 410) and was short the guidelines required 12 months payment history.	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The verified assets in the file (Pg 131, 135) totaling $XXX were short $XXX from the required funds to close totaling $XXX (Pg 355).

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   Missing required reserves totaling $XXX. The verified assets in the file (Pg 131, 135) totaling $XXX were short $XXX from the required funds to close totaling $XXX (Pg 355).

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The verified assets in the file (Pg 131, 135) totaling $XXX were short $XXX from the required funds to close totaling $XXX (Pg 355).

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   Missing required reserves totaling $XXX. The verified assets in the file (Pg 131, 135) totaling $XXX were short $XXX from the required funds to close totaling $XXX (Pg 355).

*** (CURED) Missing Documentation - EV R
															COMMENT: The W-8BEN form in the file (Pg 737) was not executed.
XXXXXXX	122176048	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	2	3	1	2	1	*** (OPEN) Missing Documentation - EV 2 COMMENT: The W9 (p.494) does not have the LLC EIN completed.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains the contract of sale for a property located at XXX , #XXX as well as a bank receipt (p.557) and deposit slip dated XX/XX/XXXX for source of funds for a deposit of $XXX into xxxxx #XXX; however, the file is missing the Settlement Statement to verify these funds are for the sale of the property.

*** (CURED) Missing credit report - EV R
COMMENT:   The borrower is a Foreign National and the loan file contains a credit report with no score and no trade lines.  Lender guidelines require a minimum of US credit report with at least two trade lines with a minimum age of two years for one trade line; or an international credit report is required if a US report cannot be produced.  The loan file does not contain the international credit report required.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file contains the conversion of assets from xxxx to US dollars for the balance dated XX/XX/XXXX (p.574, 224); however, the ending balance of $$XXX xxxx dollars on XX/XX/XXXX did not contain the conversion as required.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   The loan file contains a flood insurance policy (p.269-272) with a premium of $XXXand part of the policy is a Verification of Primary Residence status signed by the flood insurance broker stating the subject property is the primary residence (p.272).  The loan file contains a second flood insurance policy (p.297) with a premium of $XXX that was obtained XX/XX/XXXX, after the Note date that also reflects the subject as a primary residence.

*** (CURED) VOM or VOR missing/required - EV R
															COMMENT: No issue. Borrower lives rent free with family
XXXXXXX	122123667	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	2	2	2	1	2	1	*** (OPEN) Credit report >4 months old at closing - EV 2
COMMENT: The broker credit report located on page 139 is dated XX/XX/XXXX and the lender credit report located on page 344 is dated XX/XX/XXXX. The loan closed XX/XX/XXXX. The credit report is 143 days old at closing.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The guidelines secgtion 13.1 reqires Hazard insurance coverage should be in an amount to cover one of the following: • 100% of the insurable value of improvements, as established by the property insurer; or • The unpaid principal balance of the mortgage • Estimated Cost New as shown on the appraisal.  The evidence of insurance located on page 55 reflects a coverage amount of $XXX and other structures of $XXX for a total of $$XXX.  The subject loan amount is $XXX.  The appraisal does not include estimated cost new.

*** (CURED) Missing Documentation - EV R
															COMMENT: The loan closed in the name of an entity. The file did not include the operating agreement.
XXXXXXX	122163070	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The guidelines indicate the maximum LTV with a credit score of 660-679 is 75%.  The file included an exception request form located on page 186 that was not approved and executed by an underwiter.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines indicate the maximum LTV with a credit score of 660-679 is 75%.  The file included an exception request form located on page 186 that was not approved and executed by an underwiter.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
														COMMENT: The guidelines indicate the maximum LTV with a credit score of 660-679 is 75%. The file included an exception request form located on page 186 that was not approved and executed by an underwiter.
XXXXXXX	122110132	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The final executed 1003 is missing.

*** (CURED) Application Not Signed by All Borrowers - EV R
COMMENT:   The final executed 1003 is missing.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The 1-4 Family rider is not executed.

*** (CURED) Prepayment Rider Missing - EV R
															COMMENT: The Prepayment Rider is not executed
XXXXXXX	122153342	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
COMMENT:   Per lender guidelines, the minimum required score for a cash out refinance with an LTV over 70% is 680.  The subject loan has an LTV of 71.4% and the borrowers qualifying score is 668 on the credit report dated XX/XX/XXXX.  The maximum LTV for a score of 668 is 70%. he subject loan closed with financed points per the guidelines.  No issue

*** (CURED) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV R
COMMENT:   Per lender guidelines, the minimum required score for a cash out refinance with an LTV over 70% is 680.  The subject loan has an LTV of 71.4% and the borrowers qualifying score is 668 on the credit report dated XX/XX/XXXX.  The maximum LTV for a score of 668 is 70%.

*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
															COMMENT: Per lender guidelines, the minimum required score for a cash out refinance with an LTV over 70% is 680. The subject loan has an LTV of 71.4% and the borrowers qualifying score is 668 on the credit report dated XX/XX/XXXX. The maximum LTV for a score of 668 is 70%.
XXXXXXX	122183643	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Operating Agreement for XXX is missing from the loan file.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The credit report indicates one trade line through WFB CD SVC. Per Section 16.3 InvestorX Loan Program Description, the Minimum Tradelines is 3 trade lines reporting for ≥ 12 month; or 2 trade lines reporting for ≥24 months with activity in the past 12 months. Further, the guidelines also require a credit be pulled using borrower’s ITIN number and must have a minimum of two (2) FICO scores. The credit report on page 220 indicates a credit score of 653 through Equifax, but no FICO scores through the other two bureaus was provided. The borrower's credit does not conform to the program guidelines.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   Per section 16.3 Documentation Requirements, copies of the borrower’s passport and unexpired visa must be obtained. The loan file contains a government issued ID for the guarantors from their country of origin; however, their visas issued by the US government are missing.

*** (CURED) VOM or VOR missing/required - EV R
															COMMENT: The application indicates the borrower owns his primary residence located atXXX; however, the loan file contains no documentation verifying the housing history. There is a credit report on page 336 of the loan file which indicates a mortgage, but the document is in Spanish. No english translated version is contained in the loan file.
XXXXXXX	122150473	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122194999	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122106602	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan closed in the name of an entity. The file is missing the operating agreement and LLC documents.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan closed in the name of an entity which was not properly documented.  The file is missing the operating agreement and the payoff  located on page 75 reflects 3 owners.  If the co-owner owns 25%, an executed personal guaranty is required.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The HUD is not executed

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The HUD is not executed.
XXXXXXX	122158273	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	3	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan closed in the name of an entity which was not properly documented.  The file is missing the operating agreement and the payoff located on page 56 reflects 3 owners’ co-owner.  If the co-owner owns 25%, an executed personal guaranty is required.

*** (CURED) Missing Documentation - EV R
															COMMENT: The loan closed in the name of an entity. The file is missing the operating agreement and LLC documentation.
XXXXXXX	122113226	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan closed in the name of an entity which was not properly documented.  The file is missing the operating agreement and the payoff located on page 397 reflects 3 owners’ co-owner.  The file includes a letter located on page 415 confirm the LLC has 3 members. If the co-owners own 25%, an executed personal guaranty is required.

*** (CURED) Missing Documentation - EV R
															COMMENT: The loan closed in the name of an entity. The file is missing the operating agreement and LLC documentation.
XXXXXXX	122187567	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1		1	1				*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Title Commitment on pg 7 reflects a loan amount of $XXX the title amount is less than mortgage amount of $XXX
XXXXXXX	122141748	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122114314	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan closed in the name of an entity.  The file included evidence the LLC is active with three members.  The file is missing the operating agreement to document the percentage of ownership for each member.

*** (CURED) Missing Documentation - EV R
															COMMENT: The guidelines section 16.3 Investor X, personal guarantee requires if the borrower is a Legal Entity (LLC, Corporation, etc.), all parties owning at least 25% of the entity must sign a Personal Guarantee as well as any party submitting an application for the loan. The loan closed in the name of an entity. The file is missing evidence of the executed personal guaranty for all members owning at least 25% of the entity.
XXXXXXX	122137550	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122125066	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The insurance cert on page 68 does not include rent loss insurance required by section 14.10(c) of the guidelines.

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The loan file is missing the final settlement statement. The settlement statement contained in the loan file is an estimated.
XXXXXXX	122126690	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1		1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan closed in the name of an entity. The file is missing the operating agreement and LLC documentation
XXXXXXX	122142404	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122168246	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122174408	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Operating Agreement for the subject entity XXX is missing.

*** (CURED) Missing Doc - EV R
COMMENT:   The application reflects a property located at XXX with a mortgage throughXXX in the amount of $XXX that does not appear on the credit report. The loan file is missing the verification mortgage to rate the loan.

*** (CURED) Note is missing or unexecuted - EV R
															COMMENT: The Note for the subject transaction on page 572 was not executed.
XXXXXXX	122140977	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Credit history does not meet guidelines - EV R
COMMENT:   InvestorX guidelines sec 16.4 requires a Letter of reference from an established internationally known financial institution. The file is missing the credit reference letter.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   InvestorX guidelines sec 16.4 requires a Letter of reference from an established internationally known financial institution. The file is missing the credit reference letter.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The subject property is an attached PUD and the file did not include the master HOI.

*** (CURED) Missing Doc - EV R
															COMMENT: The subject is an attached PUD and the file did not include the HOA questionnaire.
XXXXXXX	122128181	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The subject property is an attached PUD; however, a copy of the master HOI was not provided.

*** (CURED) Title Issue - EV R
															COMMENT: The Title Commitment on pg 422 reflects title vested in the name of XXX. Additional documentation is required if Loan is closing in the name of XXX and not XXX. Additionally, the file included a letter of explanation located on page 345 and purchase contract located on page 346; however, a copy of the purchase HUD was not provided to confirm the borrower purchased the propertyIN XX/XXXX. The payoff shows the property is still in the name of XXX.
XXXXXXX	122180765	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
															COMMENT: Assets were not documented in file. The file contains a letter of explanation from the broker located on page 266 indicating the funds to close were being sourced from a cash out refinance from loan #XXX. The file did not include the HUD for the refinance transaction to properly document funds to close and reserves.
XXXXXXX	122164981	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The primary housing expense is in the borrower's husbands name although the property is owned jointly. The file contains husbands credit report (p.360) that shows the primary housing expense is current with no late payments for 21 months; however, mortgage statement for the primary residence (p.191) shows a XX/XX/XXXX Partial Claim Advance of $XXX and the transaction history (p.150) shows a second lien of $XXX dated XX/XX/XXXX with Secretary of HUD. The mortgage is an FHA loan. It appears there was some type of Modification or Forbearance on the primary housing. Lender guidelines section 7.10 requires a copy of the forbearance or Modification Agreement and explanation. These are missing from the loan file.
XXXXXXX	122145534	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122152948	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	3	1	1	*** (CURED) Credit Report expired - EV R
COMMENT:   The credit report is dated XX/XX/XXXX, which is more than 60 days prior to the Note date as required by lender guidelines section 7.1.

*** (CURED) Property Issues indicated - EV R
															COMMENT: The loan file contains a Drive By BPO (p.55) dated XX/XX/XXXX and an appraisal (p.192) dated XX/XX/XXXX both for the subject; however, the photos do not look like the same property.
XXXXXXX	122138666	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1		1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan closed in the name of an entity. The file is missing the operating agreement
XXXXXXX	122165977	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	1	3	1	1	*** (CURED) Property Issues indicated - EV R
															COMMENT: The appraisal (p.120) and DOT legal description (p.485) both show the subject as part of XXX; however, the appraisal was completed on Form 1025 and states the subject is a PUD and the DOT includes a PUD Rider. The appraisal does not have clarification for this discrepancy.
XXXXXXX	122188624	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122140958	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122154404	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122109673	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Note shows the borrower as XXX and is signed by the Manager/Member of XXX. The loan file does not contain the LLC Operating Agreement for XXX to verify the ownership percentage for each Guarantor.  Additionally, the loan file is missing documentation to verify the relationship between XXX and XXX as the Borrower is XXX; however, all docs signed by XXX, Manager/Member of XXX.

*** (CURED) Final Application is missing - EV R
COMMENT:   The Note shows the borrower as XXX and is signed by the Manager/Member of XXX.    All documents are signed by XXX, Manager/Member of XXX; however, the loan application, credit report and fraud report are all for XXX.  The loan file does not contain an application, credit report or fraud report for XXX.

*** (CURED) Ineligible Borrower - EV R
COMMENT:   The entity information for XXX (p.565) dated XX/XX/XXXX shows the entity status as Defaulted.  Per Lender guidelines section 16.3, Legal entities not in good standing will be ineligible to execute loan documents.

*** (CURED) Valid ID - Missing - EV R
															COMMENT: The ID for XXX (p.338) is expired.
XXXXXXX	122180225	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122118896	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122183212	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122199920	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122137573	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122135254	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122177813	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	3		1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing the Articles of Incorporation, Operating Agreement and business license forXXX.
XXXXXXX	122108963	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	3	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The guidelines, section 14.7 (f) high rise condominiums require Comparable sales must include at a minimum include one from inside the project tower and one from outside the project tower. The appraisal located on page 51 includes five comparables, all from the subject project.  The file is missing a comparable from outside the project tower.

*** (CURED) Missing Documentation - EV R
															COMMENT: The guidelines, section 4.7 (h) Non-warrantable Condominiums requires the project budget. The file did not include evidence of the project budget
XXXXXXX	122143180	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1		1	1
XXXXXXX	122196903	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122197683	XXXXXXXXX	XXXXXXXXX	Credit - XX XXXXX Securitization	1	1	1	1	1	1	1	1
XXXXXXX	122100778	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122111591	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122172898	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	3	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The subject property was purchased with funds from a 1031 Exchange that was documented with the HUD from the sale of the relinquished property as well as correspondence and wires from the exchange.  Per lender guidelines, the subject property must be "like kind" non owner occupied property with the acquired property of equal or greater value to the relinquished property.  Per the HUD for the relinquished property (p.868), it was sold with a sales price of $XXX.  The subject purchase price is $XXX (p.347) with a value of $XXX(p.96).  Based on this, it does not meet the requirements of being equal or greater value to the relinquished property.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file does not contain the Operating Agreement for Modern International Enterprises, Inc. to verify the Guarantors are owners and the ownership percentages and does not contain evidence the corporation is in good standing.

*** (CURED) Property Issues indicated - EV R
COMMENT:   Per lender guidelines section 14.7. all common areas and facilities must be complete.  The condo questionnaire (p.696) question #6 asks is the project 100% complete, including all units, common elements and amenities and not subject to additional phasing, the answer is No.  Based on this, the required criteria of all common areas and facilities must be complete has not been met.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
															COMMENT: Per Newer Condo Project requirements, the comparables must include a minimum of one from inside the project and two from outside the project; however, the subject appraisal has five comps, all from within the subject project. There are no comps outside of the project as required.
XXXXXXX	122102822	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122198193	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines section 16.3 Investor X, Foreign National requires a copy of a current passport.  The file did not include the passport.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
															COMMENT: Credit history does not meet InvestorX guidelines section 16.4. Guidelines require 2 year housing history A 2-year housing history can be used as a tradeline. U.S. credit accounts can be combined with letters of reference from verifiable financial institutions in a foreign country to establish the 3 open accounts and an acceptable credit reputation. If letters of reference are obtained, they must state the type and length of relationship. The loan approval located on page 310 requires Letters of reference from verifiable financial institutions in a foreign country to establish the 3 open accounts with a min of 2 yrs and an acceptable credit reputation. The file included credit letters of reference located on pages 412-432; however a two year history is not provided.
XXXXXXX	122185268	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains the DOT for the mortgage that was paid off withXXX (p.77) showing  the monthly payment is $XXX.  The loan file also contains 12 months canceled checks paid to the lien holder in the amount of $XXX that are paid by XXXas well as a letter from the borrower (p.408) stating they are the property management company that handles the rental investments and makes the mortgage payments on his behalf; however, the loan file is missing the agreement between the borrower and XXXto confirm this.

*** (CURED) Missing Title evidence - EV R
															COMMENT: The loan file is missing the preliminary title for the subject property.
XXXXXXX	122100420	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
															COMMENT: Per lender guidelines, the maximum LTV for a cash out refinance with a score of 769 is 75% and the subject LTV is 76.5% which exceeds guideline maximum. Financed points. No issue
XXXXXXX	122124293	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122177284	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Fully executed Trust Agreement is missing - EV R
															COMMENT: The subject loan closed in The XXX Family Trust. The loan file is missing a copy of the entire trust document certified by an attorney or the grantor/trustor/settler which is required by Section 12.8.a.3 of the guidelines.
XXXXXXX	122159062	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122151925	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122108077	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   HUD on pg 427 is not executed.

*** (CURED) Not all borrowers signed HUD - EV R
COMMENT:   HUD on pg 427 is not executed.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   Note on pg 628 is not executed by borrower

*** (CURED) Rider to note is unsigned - EV R
															COMMENT: Rider to Note Addendum is in file but not executed by borrower
XXXXXXX	122160088	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan closed in a Trust and the file is missing the Trust Agreement.

*** (CURED) Missing flood cert - EV R
COMMENT:   The loan file contains a flood cert (p.176); however, it has the incorrect address.  The flood cert in the file has the address asXXXXand the subject isXXXX.

*** (CURED) Missing proof of hazard insurance - EV R
															COMMENT: The loan file contains a hazard insurance policy (p.192); however, it has the incorrect address. The policy has the address asXXXXand the subject isXXXX.
XXXXXXX	122136218	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1		1	1				*** (CURED) Guaranty is Missing - EV R COMMENT: The loan file is missing a signed Personal Guaranty signed by each Guarantor.
XXXXXXX	122172897	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   InvestorX guidelines section 16.3 requires 2 months of seasoned assets. Assets in file were documented on pg 129(#XXX) & 133(#XXX) but with only 1 month of statements per account. Please provide the required bank statements in file to properly document assets for funds to close in the amount of $XX and 6 months reserves.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
															COMMENT: HOI policy on pg 299 reflects a Dwelling coverage amount of $XXX which is not sufficient enough to cover loan amount or replacement cost. Please provide update HOI policy reflecting sufficient coverage in the amount of $XXX or more
XXXXXXX	122141517	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
															COMMENT: The guidelines section 11.9 Reserves requires two months of statements to properly document reserves. The file included a copy of bank statements located on page 779; however only one month was provided.
XXXXXXX	122185727	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122104653	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122132049	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122183759	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The file does not contain verification of ownership of the only rental property as the credit report does not reflect a mortgage and the fraud report (p.246) shows the disclosed rental property owned by someone else.

*** (CURED) Credit Report expired - EV R
COMMENT:   The credit report in the file is dated XX/XX/XXXX, which exceeds the guideline requirement of being no greater than 60 days old at closing.

*** (CURED) DSCR Is Not Eligible - EV R
COMMENT:   The DSCR of .XXX% ($XXX PITIA, P&I $XXX, Taxes $XXX, HOI $XXX divided by market rent of $XXX), which is below the minimum required by lender guidelines of 1.0%.

*** (CURED) Entity Evidence of signatory authority - EV R
															COMMENT: The loan file does not contain the Operating Agreement for XXX.
XXXXXXX	122188807	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The HUD on pg 419 is not fully executed please provide a executed copy of HUD statement

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The HUD on pg 419 is not fully executed please provide a executed copy of HUD statement
XXXXXXX	122182249	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The transaction sheet for the business account through XXX on page 680 covers one month and three days. Per the guidelines for Foreign Nationals, "A copy of the two (2) most recent bank statements for the account". The loan file is missing the second month.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Operating Agreement for XXX is missing from the loan file.

*** (CURED) Missing credit report - EV R
COMMENT:   The borrower is a foreign national. The credit report on page 839, reflects no tradelines and no credit FICO scores. Per the guidelines the following minimum credit references are required:

• A U.S. credit report with at least two (2) trade lines with minimum age of two (2) years for one tradeline; or

• An international credit report is required if a U.S. credit report cannot be produced; or

• An original credit reference letter from an internationally known financial institution.

The approval on page 10 reflects a FICO score of 680; however, where that FICO score came from is unknown.

*** (CURED) VOM or VOR missing/required - EV R
															COMMENT: The payment history on any possible mortgages attached to the borrower's primary residence located at XXXis missing from the loan file.
XXXXXXX	122180255	XXXXXXXXX	XXXXXXXXX	Credit - XX XXXXX Securitization	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower is a permanent resident alien, and the loan file does not contain a copy of his card.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The loan file contains 24 months bank statements to document the income; however, the statement for XXX #XXX ending XX/XX/XXXX (p.147-149) is missing pages including deposit pages to make sure all deposits made in the month are eligible.

*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   The loan file is missing the 1008 Transmittal Summary

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
															COMMENT: The borrower owns a property located at XXX with a privately held mortgage documented with a VOM showing the monthly payment of $XXX. Per the VOM 9p.558), this does not include escrows. The loan file does not contain documentation to verify the taxes and insurance for this property to include in the DTI. The fraud report (p.659) shows the XXXX taxes are $XXX/year and HOA of $XXX/month that was included in the audit DTI but there is no documentation verifying the taxes, HOA and HOI payment.
XXXXXXX	122171349	XXXXXXXXX	XXXXXXXXX	Credit - XX XXXXX Securitization	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower is a permanent resident alien, and the loan file does not contain a copy of his card.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The loan file contains 24 months bank statements to document the income; however, the statement for XXX #XXX ending XX/XX/XXXX (p.138-140) is missing pages including deposit pages to make sure all deposits made in the month are eligible.

*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   The loan file is missing the Transmittal Summary (1008)

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
															COMMENT: The loan file reflects a property at XXX and the loan application reflects a PITIA of $XXX/month with HomeXpress. The file contains a VOM (p.1076) for a privately held mortgage that does not include escrows with a payment of $XXX/m. The file does not contain documentation evidencing the taxes and insurance for this property. The fraud report (p.669) shows the taxes are $XXX/month. Audit used the 1003 PITIA figure of $XXX/month as it is higher than the verified $XXX of the P&I and taxes.
XXXXXXX	122192246	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122140965	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122147660	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122148173	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122125641	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122197822	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122178086	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
															COMMENT: The file includes an exception request to lock the loan using the broker credit report located on page 414. The exception is not approved by the underwriter.
XXXXXXX	122137601	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122134118	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1		1	1				*** (CURED) Note is missing or unexecuted - EV R COMMENT: The Note contained in the loan file is unsigned.
XXXXXXX	122146565	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122187856	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122152422	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122125264	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122132756	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The borrower needed six months of reserves. The bank statement through XXX on pages 570 and 574 covers one month and nine days. Per Section 11.9 of the guidelines, "When reserves are required to be verified, they must be seasoned for at least 60 days and verified by a VOD or 2 months’ bank statements". The second month bank statement is missing.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Articles of Incorporation and Operating Agreement forXXX are missing form the loan file.

*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The loan file contains the background check for the non-personal guarantor; however, the background check for the personal guarantor is missing from the loan file.

*** (CURED) Guarantor 1 OFAC Not CLEAR - EV R
COMMENT:   The loan file contains the background check for the non-personal guarantor; however, the background check for the personal guarantor is missing from the loan file.

*** (CURED) Hazard Insurance - EV R
															COMMENT: The insurance cert on page 277 does not indicate the rent loss coverage if any as required by Section 14.10(c) of the guidelines.
XXXXXXX	122169999	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122179849	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122151619	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122103437	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122155235	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The application for guarantor 2 who signed the Note is missing from the loan file.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The credit report for guarantor 2 is missing from the loan file.

*** (CURED) Guarantor 2 Backround Check Not CLEAR - EV R
COMMENT:   The fraud report for guarantor 2 is missing from the loan file.

*** (CURED) Guarantor 2 OFAC Not CLEAR - EV R
															COMMENT: The OFAC check for guarantor 2 is missing from the loan file.
XXXXXXX	122162620	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance in the file (p.395) is an estimate and does not include the policy number.  Provide the actual policy with the policy number.

*** (CURED) Missing asset documentation (ATR) - EV R
															COMMENT: The loan is in the borrowers name as an individual. The loan file contains one asset account with XXX #XXX that is in the name of XXX. There is evidence the EMD came from this account (p.106) as well as the closing funds (p.291). There is no documentation in the file showing the borrower is at least 50% owner as required of XXX and there is no CPA letter stating the borrower has access and that the withdrawal will not impact the business as required. The file does contain an access letter (p.289); however, it is written and signed by the borrower and not acceptable. Additionally, the guidelines section 11.9 requires reserves to be sourced for 60 days and the loan file contains only one month bank statements.
XXXXXXX	122116454	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122172397	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122187867	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	3	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains a gift letter for $XXX (p.293); however, the donor account (p.230) shows a withdrawal of $XXX and the check paid to the title company (p.292) from the donor is for $XXX.  The loan file is missing the corrected gift affidavit showing the gift amount of $XXX.

*** (CURED) Property Issues indicated - EV R
															COMMENT: The appraiser states "the subject has security bars on all the windows and doors. Only some of the rooms have release latches, however, need a key to be accessed". Lender guidelines section 15.10-j states, For health and safety reasons, a property with security bars on the windows and/or doors should be equipped with safety release latches. The appraiser must comment whether the security bars have safety release latches or not. A property that has a minimum of three (3) unobstructed exits will not require safety release latches on the security bars, unless required by the local municipality. There is no evidence there is a minimum of three unobstructed exits. Appraiser to address how many unobstructed exits exist.
XXXXXXX	122109215	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1		1	1				*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing a copy of the permanent resident alien card.
XXXXXXX	122162010	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122145323	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122135392	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122157670	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	3	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The loan file was missing the final hazard insurance policy or declarations page from the carrier. The loan closed on an Agent's Binder only, page 281. Provide the Hazard Insurance policy or declarations from the insurer xxxxx for review.

*** (CURED) Title issue - EV R
															COMMENT: The Title remained vested in XXX as of the Title Commitment date, page 472. The loan file is missing all LLC documentation to verify the borrower’s interest in the LLC. Provide the documents from XXX or certificate of organization that clearly state the borrower’s interest before title transfer at closing.
XXXXXXX	122182298	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122135581	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122110971	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122156535	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122152702	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	1	3	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
															COMMENT: The guidelines section 14.7 (h) High Rise Condominiums requires comparable sales must include at a minimum: One (1) from inside the project tower; and One (1) from outside the project tower. The appraisal located on page 148 included 6 comparables, all within the same project as the subject. Please provide a comparable outside of the subject
XXXXXXX	122156711	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1
XXXXXXX	122108359	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	3	1	1	*** (CURED) Missing Documentation - EV R

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
															COMMENT: The appraisal reflects the contract was reviewed and there is no seller credit; however, the amendment (p.421) dated XX/XX/XXXX, prior to the appraisal report, shows a seller credit of $XXX.
XXXXXXX	122162097	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Title issue - EV R
															COMMENT: The preliminary title (p.10) reflects two loans secured by the subject, one for $XXX obtained XX/XX/XXXX and one for $XXX obtained XX/XX/XXXX. The loan file does not contain evidence they were both satisfied. The final HUD reflects the payoff of Independent in the amount of $XXX however, not the XXX from XX/XXXX. According to the loan approval (p.308) there are 10 loans in process that must close simultaneously as they are part of a blanket mortgage. The file contains the payoff statement for XXX showing the subject as one of 14 loans that are part of this mortgage being paid off (p.523-514) with a payoff amount of $XXXX. The loan file is missing evidence all of the properties included in this payoff were refinanced and this mortgage was satisfied.
XXXXXXX	122155135	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Operating Agreement for XXX is missing from the loan file.

*** (CURED) Hazard Insurance - EV R
															COMMENT: The insurance cert on page 36 does not indicate the rent loss coverage if any as required by Section 14.10(c) of the guidelines.
XXXXXXX	122168141	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Entity Evidence of signatory authority - EV R
COMMENT:   The loan file is missing the Operating Agreement for XXX to verify ownership percentage and signatory authority.

*** (CURED) Title issue - EV R
															COMMENT: The preliminary title (p.6) reflects two loans secured by the subject, one for $XXX obtained XX/XX/XXXX and one for $XXX obtained XX/XX/XXXX. The loan file does not contain evidence they were both satisfied. The final HUD reflects the payoff of Independent in the amount of $XXX; however, not the XXX from XX/XXXX. According to the loan approval (p.255) there are 10 loans in process that must close simultaneously as they are part of a blanket mortgage. The file contains the payoff statement for XXX showing the subject as one of 14 loans that are part of this mortgage being paid off (p.457-458) with a payoff amount of $XXX The loan file is missing evidence all of the properties included in this payoff were refinanced and this mortgage was satisfied.
XXXXXXX	122103333	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Personal Guaranty is missing from the loan file. The document on page 683 is unsigned.

*** (CURED) Missing Doc - EV R
															COMMENT: The Articles of Organization, business license search and Operating Agreement for XXX are missing from the loan file.
XXXXXXX	122179998	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	3	1	3	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The guidelines, section14.7 (c) Condominium - Newer Projects requires 60% of the total units in the project or subject’s phase must be sold and conveyed to the unit owners AND at least 60% of the units must be owner occupied. HOA should be in control - project under Developer or Builder control will not be considered. • Comparable sales must include at a minimum: One (1) from inside the project; and Two (2) from outside the project.  The appraisal located on page 67 indicates none of the units are owner occupied and the developer is still in control of the HOA.   Additionally, the appraiser provided 4 comparables from within the project and none from outside the project.

*** (CURED) Loan does not conform to program guidelines - EV R
															COMMENT: The guidelines, section14.7 (h) non warrantable condominiums will lend on a maximum of 1 unit in the project. The fraud guard confirms the lender has lending on several units in the project.
XXXXXXX	122148560	XXXXXXXXX	XXXXXXXXX	DSCR XX XXXX	1	1	1	1		1	1